Fair Value of Financial Assets and Liabilities-Transfers between levels (Details) - Instruments issued by the Chilean Governments and Central Bank of Chile - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial assets held-for-trading
Transfers between levels
Transfers from level 1 to level 2	$ 496	$ 4,688
Transfers from level 2 to level 1		3,498
Instruments issued by foreign institutions
Transfers between levels
Transfers from level 2 to level 1		$ 4,373
Financial assets at fair value through other comprehensive income
Transfers between levels
Transfers from level 1 to level 2	$ 9,444